UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.4%
Alabama 3.7%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, The Club Apartments, Series I, AMT, ETM, 5.65%, 6/1/2008	1,875,000	1,893,581
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	448,094	449,062
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants:
5.0%, 2/1/2041 (a)	8,000,000	8,797,200
Series A, 5.75%, 2/1/2038 (a)	5,000,000	5,230,800

		16,370,643
Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	5,395,000	5,661,189

Palmer, AK, Hospital & Health Care Revenue, Valley Hospital Association, 5.0%, 12/1/2008 (a)	490,000	501,687

		6,162,876
Arizona 3.7%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,114,100
Series A, 5.0%, 1/1/2020	2,435,000	2,551,782
Series A, 5.0%, 1/1/2022	2,000,000	2,064,540
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (a)	340,000	356,439
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	90,000	92,118
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	1,935,000	1,755,703
Scottsdale, AZ, General Obligation, Prerefunded, 5.5%, 7/1/2022	3,000,000	3,142,650
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,724,442
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	495,000	508,088

		16,309,862
Arkansas 1.2%
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	350,000	350,073
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	35,000	27,580
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (a)	4,815,000	4,834,645
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	7,979	8,167

		5,220,465
California 3.2%
California, Water Resource Development, Series Q, 5.1%, 3/1/2008	170,000	170,364
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	830,000	871,616
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	256,678
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013	480,000	491,746
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	10,000	10,189
Northern California, Gas Authority Project No. 1 Revenue, 3.798% *, 7/1/2019	8,000,000	6,839,280
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	180,000	178,585
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	845,000	902,333
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission Community Sales, Series A, ETM, 6.0%, 4/1/2008	660,000	664,323
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,597,710
Taft, CA, Core City General Obligation Lease, Public Funding Authority, Series A, 5.95%, 1/1/2011	1,110,000	1,118,436

		14,101,260
Colorado 2.4%
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project, AMT:
144A, 5.6%, 12/1/2012, US Bank NA (b)	245,000	245,838
144A, 5.8%, 12/1/2017, US Bank NA (b)	355,000	355,891
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,423
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	5,000	5,213
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, 5.0%, 12/1/2031, BNP Paribas (b)	1,750,000	1,813,910
Colorado, Housing & Finance Authority, Multi-Family Housing Program, Series C, AMT, 3.95%, 10/1/2008	765,000	771,227
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	60,000	61,903
Colorado, Single Family Housing Revenue, Housing & Finance Authority:

AMT, 5.0%, 5/1/2032 (a)	1,250,000	1,280,088
Series A-2, AMT, 7.25%, 5/1/2027	80,000	83,003
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, 4.9%, 9/1/2010 9 (a)	4,500,000	4,553,640
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	390,000	401,723
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010	705,000	752,151

		10,690,010
Connecticut 1.2%
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, AMT, 4.75%, 12/1/2028	5,125,000	5,179,018
District of Columbia 0.2%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	90,000	90,921
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	545,000	564,642

		655,563
Florida 7.9%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	132,000	140,519
Broward County, FL, Airport Systems Revenue, AMT, Series E, 5.25%, 10/1/2012 (a)	6,000,000	6,116,340
Florida, Citizens Property Insurance Corp., High Risk Account, Series A, 5.0%, 3/1/2009 (a)	3,000,000	3,084,330
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2008	10,000,000	10,108,700
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,346,472
Miami-Dade County, FL, School Board, Certificates of Participation, Series C, 4.0%, 10/1/2008 (a)	2,625,000	2,647,575
Pinellas County, FL, Single Family Housing Revenue, Housing Authority, 4.6%, 12/1/2010 (a)	7,580,000	8,039,879
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,595,050

		35,078,865
Georgia 5.0%
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	90,000	93,064
Bulloch County, GA, School District Sales Tax, 5.0%, 5/1/2010	7,890,000	8,362,848
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, AMT, 4.9%, 3/1/2008	45,000	45,076
Carroll County, GA, School District, Sales Tax, 5.0%, 4/1/2010	2,000,000	2,117,580
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%, 1/1/2016 (a)	250,000	252,997
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,765,000	2,857,268
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Park Briarcliff Apartments, Series A, 4.55%, 12/1/2028	250,000	252,857
Decatur, GA, Industrial Development Revenue, Downtown Development Authority, 5.15%, 11/1/2008	765,000	770,722
Douglas County, GA, Housing Authority, Multi-Family Housing Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009	65,000	65,717
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2009	3,000,000	3,073,710
Series A, 5.0%, 3/15/2010	4,000,000	4,160,400

		22,052,239
Hawaii 0.2%
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	1,075,000	1,094,941
Idaho 0.6%
Bingham County, ID, Industrial Development Revenue, Industrial Development Corporation Idaho Supreme Potatoes, Inc., AMT:

144A, 5.4%, 11/1/2008, Wells Fargo Bank NA (b)	325,000	325,748
144A, 5.5%, 11/1/2009, Wells Fargo Bank NA (b)	355,000	355,841
144A, 5.6%, 11/1/2010, Wells Fargo Bank NA (b)	80,000	80,196
144A, 5.7%, 11/1/2011, Wells Fargo Bank NA (b)	85,000	85,214
144A, 5.8%, 11/1/2012, Wells Fargo Bank NA (b)	90,000	90,234
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014	25,000	25,309
Series E, 5.95%, 7/1/2020	70,000	71,848
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	230,000	232,328
5.15%, 7/1/2023	570,000	576,247
5.4%, 7/1/2021	130,000	132,982
5.95%, 7/1/2019	495,000	513,676
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Series H-2:
5.1%, 7/1/2020	110,000	111,971
5.85%, 1/1/2014	120,000	123,023

		2,724,617
Illinois 9.1%
Chicago, IL, Housing Authority Capital, Program Revenue, 5.0%, 7/1/2008 (a)	2,000,000	2,023,500
Chicago, IL, O’Hare International Airport Revenue, Series A, 5.0%, 1/1/2015 (a)	4,500,000	4,965,120
Chicago, IL, Single Family Mortgage Revenue, AMT, 6.3%, 9/1/2029	230,000	244,090
Elgin, IL, Core City General Obligation, 6.0%, 1/1/2013	1,000,000	1,068,670
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,145,000	1,216,597
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028	6,041,000	6,183,205
7.75%, 3/1/2028	5,460,000	5,593,770
7.75%, 3/1/2029	4,613,000	4,972,860
Illinois, Development Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke, Series B, 3.05%, 2/1/2033	600,000	598,500
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	1,000,000	1,028,960
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	445,000	445,156
Lake County, IL, Forest Preserve District, Series A, 3.824% *, 12/15/2020	5,000,000	4,651,350
McCook, IL, Hospital & Healthcare Revenue, British Home Project, 4.25% *, 12/1/2014, LaSalle Bank NA (b) (c)	755,000	755,906
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded, 6.375%, 12/1/2016 (a)	4,820,000	5,497,547
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	1,135,000	1,147,905

		40,393,136
Indiana 3.3%
Indiana, Bond Bank Revenue, State Revolving Fund, Series B, 5.25%, 8/1/2019	4,000,000	4,320,640
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,976,646
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, 11/1/2027	1,000,000	1,073,550
Indiana, Transportation Finance Authority, Highway Revenue, Series A, 5.25%, 6/1/2016 (a)	5,000,000	5,623,900
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	335,000	357,669
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009	25,000	25,523

		14,377,928
Kansas 1.3%
Junction City, KS, General Obligation, Series A, 5.0%, 6/1/2008	3,925,000	3,957,931
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Revenue, Series B-4, AMT, 4.25%, 6/1/2023	950,000	990,479
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	685,000	705,502

		5,653,912

Kentucky 0.7%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	2,725,000	2,852,339
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	15,000	15,248

		2,867,587
Louisiana 0.1%
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	90,000	93,982
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (a)	530,000	540,828

		634,810
Maine 0.2%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	1,005,000	1,018,256
Maryland 3.1%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	2,095,000	2,233,521
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,657,350
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,480,100
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	295,000	299,921
Series A, AMT, 5.6%, 12/1/2034	70,000	70,800
Series A, AMT, 7.0%, 8/1/2033	95,000	96,764
Series A, AMT, 7.4%, 8/1/2032	80,000	81,524

		13,919,980
Massachusetts 0.5%
Massachusetts, Bay Transportation Authority Revenue, Prerefunded, Series A, 5.25%, 7/1/2030	2,170,000	2,318,818
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (a)	25,000	25,251

		2,344,069
Michigan 1.3%
Detroit, MI, Sewer Disposal Revenue, Series D, 3.768% *, 7/1/2032 (a)	4,110,000	3,622,307
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	185,000	198,825
Michigan, Higher Education Revenue, Higher Education Student Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (a)	1,000,000	999,720
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (b)	800,000	800,432

		5,621,284
Minnesota 0.4%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	695,000	695,153
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,185,000	1,245,293

		1,940,446
Mississippi 0.3%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional Health Center, Series A, 5.0%, 10/1/2008	420,000	423,721
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	695,000	731,495

		1,155,216
Missouri 3.6%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (a)	190,000	195,326
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	250,000	241,482
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	635,000	671,195
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, 5.75%, 2/1/2012	100,000	107,631

Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 3.95% *, 10/1/2035, JPMorgan Chase Bank (b)	2,000,000	2,048,320
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (b)	685,000	694,268
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	120,000	126,572
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	150,000	155,969
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,162
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage, Series C, AMT, 7.25%, 9/1/2026	55,000	56,008
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, 5.0%, 2/1/2014	5,000,000	5,449,500
Missouri, State Housing Development, Commission Single Family Mortgage Revenue, Homeownership Loan Program, Series C, AMT, 5.6%, 9/1/2035	2,455,000	2,602,693
Missouri, State Public Utilities Commission Revenue, Interim Construction Notes, 4.75%, 9/1/2008	2,000,000	2,030,080
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (b)	1,480,000	1,489,146

		15,883,352
Nebraska 0.9%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank NA (b)	425,000	428,375
5.25%, 3/15/2014, US Bank NA (b)	1,610,000	1,621,141
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project, AMT:
4.7%, 12/1/2008, US Bank NA (b)	190,000	190,464
5.0%, 12/1/2010, US Bank NA (b)	45,000	45,135
5.0%, 12/1/2011, US Bank NA (b)	180,000	180,473
5.1%, 12/1/2012, US Bank NA (b)	135,000	135,312
5.2%, 12/1/2013, US Bank NA (b)	195,000	195,439
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (a)	1,025,000	1,036,531

		3,832,870
Nevada 0.4%
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030	125,000	126,189
Series B-1, 5.25%, 10/1/2017	370,000	374,229
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	35,000	36,210
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	230,000	232,051
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,056,941

		1,825,620
New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018, Landesbank Hessen-Thuringen (b)	20,000	20,551

New Jersey 3.2%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT:
5.0%, 11/1/2008	125,000	126,524
5.0%, 11/1/2010	215,000	217,535
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	185,000	185,205
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	914,441	916,956
New Jersey, State General Obligation, Educational Facilities Authority Revenue, Series B, 5.0%, 7/1/2008 (a)	235,000	237,851
New Jersey, State Transportation Trust Fund Authority:
Series C, 5.0%, 6/15/2011	5,000,000	5,411,650

Series A, 6.125%, 6/15/2015	6,650,000	7,237,793

		14,333,514
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Second Mortgage Program, AMT, 144A, 6.5%, 1/1/2018	164,200	166,627
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%, 3/1/2010	375,000	376,421

		543,048
New York 4.5%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008	240,000	240,000
New York, State General Obligation, Series C, 5.375%, 10/1/2011 (a)	1,000,000	1,002,400
New York, Tobacco Settlement Financing Corp., Series C-1, 5.25%, 6/1/2013	14,595,000	14,694,538
New York, NY, General Obligation, Series G, 5.0%, 12/1/2015	3,060,000	3,350,700
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	648,391

		19,936,029
North Carolina 0.8%
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	3,345,000	3,562,091
Ohio 3.1%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, 4.75%, 9/20/2011	160,000	167,151
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-1, 5.0%, 6/1/2015	4,500,000	4,609,260
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, AMT, 5.65%, 4/20/2013	225,000	237,902
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (b)	465,000	465,451
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	46,474
Ohio, American Municipal Power, Inc., Electricity Purchase Revenue, Series A, 5.0%, 2/1/2011	5,000,000	5,217,650
Ohio, Housing Finance Agency, Single Family Mortgage Revenue, Series A, 5.75%, 4/1/2016 (a)	55,000	55,089
Ohio, State Higher Education Capital Facilities, Series II-A, 5.5%, 12/1/2009	2,490,000	2,642,562
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (a)	125,000	128,106

		13,569,645
Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	35,000	26,951
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, 5.2%, 12/1/2013	440,000	455,299

		482,250
Oregon 0.6%
Portland, OR, Multi-Family Housing Authority Revenue, AMT:
6.125%, 5/1/2017, US National Bank of Oregon (b)	1,545,000	1,558,318
6.3%, 5/1/2029, US National Bank of Oregon (b)	1,000,000	1,009,050

		2,567,368
Pennsylvania 5.3%
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	55,000	56,653
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009	5,000	5,193
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	1,055,000	1,057,258
Delaware County, PA, College Revenue Authority, Series A, 5.15%, 10/1/2013 (a)	300,000	302,448
Delaware County, PA, College Revenue Authority, Eastern College, Series B, 4.95%, 10/1/2008	345,000	347,077
Delaware County, PA, Hospital & Healthcare Revenue, Dunwoody Village, Series B, 4.0%, 4/1/2034	250,000	250,190
Delaware County, PA, Water & Sewer Revenue, Industrial Development Authority, Series B, AMT, 3.75%, 6/1/2010 (a)	565,000	567,475
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,788,727

Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	1,470,000	1,485,273
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	30,000	30,644
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	2,250,000	2,358,000
Pennsylvania, State General Obligation:
Third Series, 5.0%, 9/1/2013 (a)	5,000,000	5,569,700
First Series, 5.0%, 1/1/2014 (a)	5,000,000	5,469,400
Pennsylvania, State Higher Education Facilities Authority Revenue, Independent Colleges & University, Series H8, 5.0%, 5/1/2011, Allied Irish Bank PLC (b)	1,155,000	1,157,102
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011 (c)	709,432	724,898
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	240,000	239,935
Series C, 4.7%, 7/1/2013	225,000	224,939
Series E, 4.7%, 7/1/2013	265,000	264,929
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	995,000	1,007,607
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, PNC Bank NA (b)	380,000	383,625
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	305,000	305,631

		23,596,704
Puerto Rico 3.3%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2008	10,000,000	10,191,600
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.0%, 7/1/2011	930,000	977,281
Puerto Rico, Municipal Finance Agency, Series A, 5.0%, 8/1/2009	3,500,000	3,608,010

		14,776,891
South Carolina 1.0%
South Carolina, Economic Development Authority Revenue, Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008	500,000	501,415
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014 (a)	3,500,000	3,864,980

		4,366,395
South Dakota 0.2%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	970,000	983,318
Tennessee 3.2%
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	100,000	100,168
Sumner County, TN, School Capital Outlay Notes, 4.0%, 6/1/2009	5,600,000	5,732,104
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.0%, 9/1/2009	5,000,000	5,158,500
Tennessee, Housing Development Agency, Homeownership Program, AMT, Series 2006-3, 5.75%, 7/1/2037	2,915,000	3,131,701

		14,122,473
Texas 11.2%
Austin, TX, General Obligation, 5.0%, 9/1/2010	6,000,000	6,012,660
Bexar County, TX, Single Family Housing Revenue, Single Family Mortgage, Series C, 5.5%, 3/1/2019 (c)	551,045	559,173
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (a)	210,000	219,857
Harris County, TX, Hospital District Mortgage Revenue, 7.4%, 2/15/2010 (a)	1,100,000	1,151,997
Lewisville, TX, Independent School District, Prerefunded, 5.25%, 8/15/2027	1,315,000	1,409,286
North Texas, Bond Anticipation Notes, Tollway Authority Revenue, 4.125%, 11/19/2008	5,000,000	5,008,350
San Antonio, TX, Electric & Gas Revenue, 5.25%, 2/1/2009	8,320,000	8,586,573
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	735,000	734,015
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	710,000	726,216

Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	115,000	121,349
Texas, Municipal Gas Acquisition & Supply Corp I, Gas Supply Revenue, Series B, 4.044% *, 12/15/2026	17,350,000	14,528,890
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 4.044% *, 9/15/2017	7,000,000	6,550,320
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008	500,000	501,740
Wichita Falls, TX, Water & Sewer Revenue, Prerefunded, 5.375%, 8/1/2024 (a)	3,000,000	3,290,280

		49,400,706
Utah 1.1%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	245,000	260,709
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012	15,000	15,268
Series A-2, Class III, AMT, 5.2%, 7/1/2011	30,000	30,554
Series B-2, Class III, AMT, 5.25%, 7/1/2011	30,000	30,569
Series A-2, Class II, AMT, 5.4%, 7/1/2016	60,000	61,226
Series C, Class III, AMT, 6.25%, 7/1/2014	150,000	154,404
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	905,000	923,815
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	1,785,000	1,831,321
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	1,350,000	1,363,325

		4,671,191
Vermont 0.4%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	1,585,000	1,660,462
Virginia 2.2%
Newport News, VA, School District Revenue Lease, School Board:
3.2%, 11/1/2008	885,000	895,832
3.2%, 11/1/2009	940,000	951,506
3.3%, 11/1/2010	995,000	1,007,527
3.5%, 11/1/2011	1,055,000	1,068,894
3.65%, 11/1/2012	1,125,000	1,140,311
3.75%, 11/1/2013	1,195,000	1,211,623
4.0%, 11/1/2014	1,270,000	1,288,618
4.1%, 11/1/2015	1,930,000	1,958,776
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,444

		9,799,531
Washington 0.0%
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (b)	60,000	60,470
Wisconsin 3.2%
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	3,415,000	3,555,698
Wisconsin, State General Obligation, Series A, 5.75%, 5/1/2020 (d)	10,000,000	10,748,500

		14,304,198

Total Municipal Bonds and Notes (Cost $437,990,268)		439,865,660
Open End Investment Company 0.3%
BlackRock Liquidity Funds MuniCash Portfolio, 2.843% ** (Cost $1,557,259)	1,557,259	1,557,259

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $439,547,527)			99.7	441,422,919
Other Assets and Liabilities, Net			0.3	1,307,034

Net Assets			100.0	442,729,953

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2008.

**			Current yield; not a coupon rate
(a)			Bond is insured by one of these companies:
Insurance Companies		As a % of Total Investment Portfolio
American Capital Access		1.0
Ambac Financial Group, Inc.		4.4
Financial Guaranty Insurance Company		4.8
Financial Security Assurance, Inc.		8.5
MBIA Corp.		7.2
Radian Asset Assurance, Inc.		0.2
XL Capital		0.1

(b)			Security incorporates a letter of credit from a major bank.
(c)			Taxable issue
(d)			At January 31, 2008, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At January 31, 2008, open interest rate swaps contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Depreciation ($)

2/21/2008 2/21/2018	16,500,000[1]	Fixed — 3.977%	Floating —BMA	(974,859)
5/6/2008 5/6/2023	7,600,000[2]	Fixed — 3.26%	Floating —BMA	(267,646)

Total unrealized depreciation				(1,242,505)

Counterparties:

[1]	Citigroup Global Markets, Inc.
[2]	Citibank NA

BMA: Represents the Bond Market Association

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008